Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Mutual Fund Series Trust
Entity Central Index Key	0001355064
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000125239
Shareholder Report [Line Items]
Fund Name	Empiric Fund
Class Name	Class A
Trading Symbol	EMCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Empiric Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empiricfunds.com/index.html. You can also request this information by contacting us at (888) 839-7424.
Additional Information Phone Number	(888) 839-7424
Additional Information Website	https://www.empiricfunds.com/index.html
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$112	2.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	2.26%	[1]
AssetsNet	$ 23,417,597
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 122,388
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$23,417,597
Number of Portfolio Holdings	37
Advisory Fee	$122,388
Portfolio Turnover	7%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	17.8%
Common Stocks	82.2%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-15.1%
Energy	1.4%
Materials	1.5%
Financials	5.0%
Consumer Discretionary	7.2%
Health Care	8.4%
Consumer Staples	19.4%
Collateral for Securities Loaned	20.5%
Technology	24.4%
Industrials	27.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Coca-Cola Consolidated, Inc.	10.6%
Quanta Services, Inc.	6.7%
Casey's General Stores, Inc.	5.9%
Teradyne, Inc.	4.6%
United Rentals, Inc.	4.5%
EMCOR Group, Inc.	3.8%
Lincoln Electric Holdings, Inc.	3.7%
LPL Financial Holdings, Inc.	3.5%
Mastercard, Inc. - Class A	3.4%
Fair Isaac Corporation	3.4%

C000125240
Shareholder Report [Line Items]
Fund Name	Empiric Fund
Class Name	Class C
Trading Symbol	EMCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Empiric Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empiricfunds.com/index.html. You can also request this information by contacting us at (888) 839-7424.
Additional Information Phone Number	(888) 839-7424
Additional Information Website	https://www.empiricfunds.com/index.html
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$149	3.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	3.01%	[2]
AssetsNet	$ 23,417,597
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 122,388
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$23,417,597
Number of Portfolio Holdings	37
Advisory Fee	$122,388
Portfolio Turnover	7%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	17.8%
Common Stocks	82.2%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-15.1%
Energy	1.4%
Materials	1.5%
Financials	5.0%
Consumer Discretionary	7.2%
Health Care	8.4%
Consumer Staples	19.4%
Collateral for Securities Loaned	20.5%
Technology	24.4%
Industrials	27.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Coca-Cola Consolidated, Inc.	10.6%
Quanta Services, Inc.	6.7%
Casey's General Stores, Inc.	5.9%
Teradyne, Inc.	4.6%
United Rentals, Inc.	4.5%
EMCOR Group, Inc.	3.8%
Lincoln Electric Holdings, Inc.	3.7%
LPL Financial Holdings, Inc.	3.5%
Mastercard, Inc. - Class A	3.4%
Fair Isaac Corporation	3.4%

[1]	Annualized
[2]	Annualized